Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Trade	$ 2,706	$ 2,210	$ 2,892
Tax credit, export rebates and production incentives	6,076	3,315	3,131
Loans to third parties and balances with related parties	3,288	4,920	1,116
Collateral deposits	640	575	315
Prepaid expenses	2,370	2,207	934
Advances and loans to employees	596	572	412
Advances to suppliers and custom agents	10,896	4,212	1,700
Receivables with partners in JO	7,932	2,379	1,165
Insurance receivables	498	758	206
Miscellaneous	1,255	770	870
Other current receivables before provision	36,257	21,918	12,741
Provision for other doubtful receivables	(65)	(51)	(57)
Net Other current receivables	36,192	21,867	12,684
Noncurrent
Trade	455	150	74
Tax credit, export rebates and production incentives	6,896	3,534	360
Loans to third parties and balances with related parties	2,435	3,565	185
Collateral deposits	2	1	1
Prepaid expenses	603	240	180
Advances and loans to employees	29	25	17
Advances to suppliers and custom agents		1	2
Receivables with partners in JO	2,248	2,644	743
Miscellaneous	45	32	31
Other non current receivables before provision	12,713	10,192	1,593
Provision for other doubtful receivables	(924)	(575)	(258)
Net other non current receivables	$ 11,789	$ 9,617	$ 1,335